Offerings - Offering: 1	Oct. 16, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 15,400,028
Amount of Registration Fee	$ 2,357.74
Offering Note	Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(a) of the Securities Act of 1933 based upon the closing sale price of our shares of common stock of $10.78 on July 21, 2025.The fee is calculated by multiplying the aggregate offering amount by 0.0001531, pursuant to Section 6(b) of the Securities Act of 1933.